J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

245 Park Avenue

New York, New York 10167

November 6, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: James O’Connor

Re:	J.P. Morgan Fleming Mutual Fund Group, Inc. (“Corporation”)

on behalf of the JPMorgan Mid Cap Value Fund (the “Fund”)

File Nos. 811-08189 & 333-25803

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for Class A, Class B, Class C, Select Class and Institutional Class Shares of the Fund do not differ from those contained in Post-Effective Amendment No. 26 (Amendment No. 27 under the 1940 Act), filed electronically on October 28, 2008, to the Corporation’s Registration Statements on Form N-1A.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary